Net Income (Loss) Per Share	6 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

10. Net Income (Loss) Per Share

During the three and six months ended September 30, 2016, basic net income per share was determined by dividing net income by the weighted-average ordinary shares outstanding during the period. Diluted net income per share was determined by dividing net income by diluted weighted-average shares outstanding during the period. Diluted weighted-average shares reflect the dilutive effect of potential ordinary shares including, to the extent their effect was dilutive, ordinary shares issuable upon the exercise of share options and restricted share units based on the treasury stock method.

During the three and six months ended September 30, 2015, net income (loss) per ordinary share information was determined using the two-class method. The two-class method includes the weighted-average number of ordinary shares outstanding during the period and other securities that participate in dividends (a participating security). The Company considered the convertible preferred shares that were outstanding during the three and six months ended September 30, 2015 to be participating securities because they included rights to participate in dividends with the ordinary shares.

Under the two-class method, basic net income (loss) per share attributable to ordinary shareholders is computed by dividing the net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted net income (loss) per share attributable to ordinary shareholders is computed using the more dilutive of (1) the two-class method or (2) the if-converted method. The Company allocates net income first to preferred shareholders based on dividend rights under the Company’s articles of association and then to preferred and ordinary shareholders based on ownership interests. Net losses are not allocated to preferred shareholders as they do not have an obligation to share in the Company’s net losses.

Diluted net income (loss) per share gives effect to all potentially dilutive securities. Potential dilutive securities consist of ordinary shares issuable upon the exercise of share options, restricted share units and ordinary shares issuable upon the conversion of our convertible preferred shares. The Company has excluded these potentially dilutive securities in the six months ended September 30, 2015 from the weighted-average number of common shares outstanding as their inclusion in the computation would be anti-dilutive due to the net loss incurred.

The following table presents the calculation of basic and diluted net income (loss) per share for the periods presented (in thousands, except per share data):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Numerator:
Net income (loss)	$303	$2,168	$547	$(81)
Net income (loss) applicable to participating securities	—	596	—	—

Net income (loss) applicable to ordinary shareholders — basic	$303	$1,572	$547	$(81)

Net income (loss)	$303	$2,168	$547	$(81)
Net income (loss) applicable to participating securities	—	556	—	—

Net income (loss) applicable to ordinary shareholders — diluted	$303	$1,612	$547	$(81)

Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders - basic	54,636	33,673	54,462	33,371
Dilutive effect of share equivalents resulting from share options and restricted share units	3,877	3,318	3,560	—

Weighted-average number of ordinary shares used in computing net income (loss) per share - diluted	58,513	36,991	58,022	33,371
Net income (loss) per share applicable to ordinary shareholders:
Basic	$0.01	$0.05	$0.01	$(0.00)

Diluted	$0.01	$0.04	$0.01	$(0.00)

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three and six months ended September 30, 2016 and 2015 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Share options outstanding	91	24	47	6,110
Convertible preferred shares	—	—	—	12,576